Receivables - Schedule of Receivables (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Receivables [Abstract]
Trade receivable	$ 16,889	$ 33,089	$ 4,180
Sales taxes receivable	10,998	3,072	8,674
Total	$ 27,887	$ 36,161	$ 12,854